American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
February 28, 2022

International Growth - Schedule of Investments
FEBRUARY 28, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%
Australia — 4.3%
Atlassian Corp. plc, Class A(1)	69,130	21,134,424
CSL Ltd.	145,390	27,642,132
NEXTDC Ltd.(1)	899,127	7,033,401
Xero Ltd.(1)	79,480	5,464,885
		61,274,842
Austria — 1.1%
Erste Group Bank AG	450,500	16,013,842
Belgium — 1.5%
KBC Group NV	290,510	20,930,354
Canada — 5.8%
Canadian Pacific Railway Ltd.	291,930	20,556,018
First Quantum Minerals Ltd.	378,200	11,090,883
GFL Environmental, Inc.	464,441	13,584,899
Shopify, Inc., Class A(1)	16,520	11,468,464
Toronto-Dominion Bank (The)	325,760	26,286,969
		82,987,233
China — 1.3%
Li Ning Co. Ltd.	1,190,500	11,890,892
Shenzhou International Group Holdings Ltd.	411,200	6,906,765
		18,797,657
Denmark — 2.9%
Novo Nordisk A/S, B Shares	328,580	34,002,577
Pandora A/S	68,540	7,018,311
		41,020,888
Finland — 0.6%
Neste Oyj	215,080	8,386,963
France — 18.6%
Air Liquide SA	125,700	20,879,410
Airbus SE(1)	111,150	14,191,528
Arkema SA	57,470	7,621,511
Bureau Veritas SA	312,920	8,947,267
Capgemini SE	117,900	24,679,951
Dassault Systemes SE	328,430	15,842,236
Edenred	253,121	11,518,237
EssilorLuxottica SA	56,070	9,788,152
L'Oreal SA	52,950	20,932,417
LVMH Moet Hennessy Louis Vuitton SE	54,890	40,338,933
Pernod Ricard SA	139,300	30,409,219
Safran SA	105,610	13,428,009
Sartorius Stedim Biotech	16,360	6,273,576
Schneider Electric SE	177,130	27,443,830
Teleperformance	41,110	15,254,362
		267,548,638
Germany — 5.7%
Brenntag SE	100,310	8,409,236
Commerzbank AG(1)	1,207,540	10,091,550
Infineon Technologies AG	449,449	15,207,512
Mercedes-Benz Group AG	219,010	17,108,947

Puma SE	146,060	13,394,346
Symrise AG	144,440	17,180,639
		81,392,230
Hong Kong — 1.5%
AIA Group Ltd.	2,099,600	21,801,920
India — 1.2%
HDFC Bank Ltd.	902,290	17,127,953
Indonesia — 0.6%
Bank Central Asia Tbk PT	16,366,000	9,239,682
Ireland — 4.2%
CRH plc	499,440	22,703,657
ICON plc(1)	80,580	19,178,846
Ryanair Holdings plc, ADR(1)	188,820	18,827,242
		60,709,745
Israel — 0.9%
Kornit Digital Ltd.(1)	140,355	13,309,865
Italy — 2.0%
Ferrari NV	79,990	17,188,919
Prysmian SpA	356,150	11,724,231
		28,913,150
Japan — 11.8%
BayCurrent Consulting, Inc.	33,400	13,356,439
Food & Life Cos. Ltd.	313,700	10,442,141
Hoya Corp.	134,400	17,508,107
JSR Corp.	291,600	9,173,100
Keyence Corp.	59,600	28,190,838
Kobe Bussan Co. Ltd.	400,400	13,257,165
MonotaRO Co. Ltd.	1,097,700	20,662,003
Obic Co. Ltd.	80,800	12,995,387
Recruit Holdings Co. Ltd.	345,600	14,587,841
Sony Group Corp.	289,400	29,568,632
		169,741,653
Netherlands — 6.7%
Adyen NV(1)	11,198	23,339,681
Akzo Nobel NV	104,360	9,929,030
ASML Holding NV	53,920	36,073,762
Koninklijke DSM NV	67,833	12,736,597
Universal Music Group NV	601,860	13,741,985
		95,821,055
Spain — 2.3%
Cellnex Telecom SA	278,514	12,597,804
Iberdrola SA	1,759,754	19,965,438
		32,563,242
Sweden — 1.9%
Epiroc AB, A Shares	662,340	12,445,800
Hexagon AB, B Shares	1,113,500	15,043,022
		27,488,822
Switzerland — 7.6%
Lonza Group AG(1)	37,760	26,126,213
On Holding AG, Class A(1)	262,440	6,390,414
Partners Group Holding AG	16,520	22,331,547
SIG Combibloc Group AG	486,110	10,909,108
Sika AG	67,293	22,330,150
Zurich Insurance Group AG	45,120	20,709,900
		108,797,332

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	634,000	13,630,719
Thailand — 0.5%
Kasikornbank PCL	1,586,000	7,959,846
United Kingdom — 14.3%
Ashtead Group plc	183,520	11,925,473
AstraZeneca plc	366,730	44,574,685
BT Group plc	2,282,080	5,694,001
Burberry Group plc	525,580	13,626,285
Compass Group plc	251,390	5,682,181
HSBC Holdings plc	4,773,600	32,902,066
London Stock Exchange Group plc	140,280	12,254,392
Natwest Group plc	6,853,750	21,000,986
Reckitt Benckiser Group plc	322,064	27,271,445
Segro plc	794,530	13,817,708
Whitbread plc(1)	423,320	16,524,426
		205,273,648
TOTAL COMMON STOCKS (Cost $1,124,980,617)		1,410,731,279
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	69,888	69,888
Repurchase Agreements — 1.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.25% - 2.75%, 9/30/25 - 11/15/42, valued at $5,137,939) in a joint trading account at 0.03%, dated 2/28/22, due 3/1/22 (Delivery value $5,021,916)		5,021,912
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 8/15/41, valued at $13,659,850) at 0.02%, dated 2/28/22, due 3/1/22 (Delivery value $13,392,007)		13,392,000
		18,413,912
TOTAL SHORT-TERM INVESTMENTS (Cost $18,483,800)		18,483,800
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $1,143,464,417)		1,429,215,079
OTHER ASSETS AND LIABILITIES — 0.5%		6,987,692
TOTAL NET ASSETS — 100.0%		$1,436,202,771

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	16.8%
Industrials	16.6%
Financials	16.6%
Consumer Discretionary	14.2%
Health Care	12.1%
Materials	10.2%
Consumer Staples	6.4%
Communication Services	2.3%
Utilities	1.4%
Real Estate	1.0%
Energy	0.6%
Short-Term Investments	1.3%
Other Assets and Liabilities	0.5%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	21,134,424	40,140,418	—
Canada	13,584,899	69,402,334	—
Ireland	38,006,088	22,703,657	—
Israel	13,309,865	—	—
Switzerland	6,390,414	102,406,918	—
Other Countries	—	1,083,652,262	—
Short-Term Investments	69,888	18,413,912	—
	92,495,578	1,336,719,501	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.